General - Statement of Shareholders' Equity (Details) - USD ($) $ in Millions	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Retained earnings	$ 23,771	$ 24,204	$ 24,492	$ 23,888
Retained earnings
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Retained earnings	$ 20,060	19,158	18,718	18,438
As Previously Reported | Retained earnings
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Retained earnings		19,242	18,782	18,479
Adjustment | Retained earnings
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Retained earnings		$ (84)	$ (64)	$ (41)